LONG-TERM INVESTMENTS - Statements of financial position - Other Information (Details) Rp / shares in Units, $ in Millions, Rp in Billions			12 Months Ended
	Sep. 18, 2014 IDR (Rp)	Apr. 29, 2014 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp) Rp / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp) Rp / shares	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2013	May 31, 2013 Rp / shares
LONG-TERM INVESTMENTS
Price per share | Rp / shares									Rp 10,714
Assets				Rp 198,185	$ 14,316	Rp 205,900
Liabilities				Rp (86,354)	$ (6,181)	(88,894)
Proportionate share of net assets percentage			24.00%	24.00%
Carrying amount of long-term investment				Rp 1,839		1,953	Rp 1,789
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership			15.67%
Indonusa
LONG-TERM INVESTMENTS
Increase of issued and fully paid capital		Rp 80
Metra | Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership			4.33%
Tiphone
LONG-TERM INVESTMENTS
Percentage of ownership			24.00%	24.00%
Purchase of interest in associates	Rp 1,395
Fair value of the investment				Rp 1,755		Rp 1,649
Price per share | Rp / shares				Rp 1,000		Rp 940
Assets				Rp 9,078		Rp 8,507
Liabilities				(5,362)		(4,528)
Equity (deficit)				3,716		3,979
Group’s proportionate share of net assets (24.00% in 2017 and 2018)				892		955
Goodwill				647		647
Carrying amount of long-term investment				Rp 1,539		1,602	1,488
Percentage of ownership interest acquired	25.00%
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership			20.00%	20.00%
Equity (deficit)				Rp (332)		(110)
Carrying amount of long-term investment				Rp 221		210	221
Percentage of ownership interest sold								80.00%
Teltranet
LONG-TERM INVESTMENTS
Percentage of ownership			51.00%	51.00%
Equity (deficit)				Rp 36		(22)
Carrying amount of long-term investment				18		0	Rp 38
Unrecognized share of losses			Rp 11
Others
LONG-TERM INVESTMENTS
Equity (deficit)				(1,810)		(1,703)
Carrying amount of long-term investment				Rp 4		83
Cumulative unrecognized share of losses						Rp 263